BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH RETIREMENT PORTFOLIO
LIFEPATH 2010 PORTFOLIO
LIFEPATH 2020 PORTFOLIO
LIFEPATH 2030 PORTFOLIO
LIFEPATH 2040 PORTFOLIO

Class I and Class R Shares

Supplement dated December 19, 2003 to the
Prospectuses dated June 6, 2003

This supplement contains important information for shareholders about matters approved by the Board of Trustees (the "Board") of Barclays Global Investors Funds ("BGIF") affecting the LifePath Portfolios. Each LifePath Portfolio is a feeder fund that invests in a corresponding separate mutual fund, called a LifePath Master Portfolio ("Master Portfolio"), advised by Barclays Global Fund Advisors ("BGFA"). The matters approved by the Board are:

- The conversion of the Master Portfolios to a fund-of-funds structure, whereby each Master Portfolio would invest in a combination of stock, bond and money market funds ("Underlying Funds") rather than directly in a portfolio of securities;

- The Underlying Funds would consist of two new actively managed master portfolios, several exchange-traded funds of iShares Trust and iShares, Inc. ("iShares") and the BGIF Institutional Money Market Fund ("Institutional Money Market Fund"); and

- Certain changes to the investment strategies of the LifePath Portfolios, including the elimination of the "tactical component" of the allocation model.

These changes, which are summarized in greater detail below, are anticipated to become effective in the first quarter of 2004.

Conversion of the Master Portfolios to a Fund-of-Funds Structure

Currently, each LifePath Portfolio is a feeder fund that invests in a corresponding Master Portfolio that, in turn, invests in a combination of stocks, bonds and money market instruments. At BGIF's September 11, 2003 board meeting, the Board approved the conversion of the Master Portfolios to a fund-of-funds structure. Under this new structure, the Master Portfolios would invest in other investment companies that are advised by BGFA, including two new actively managed master portfolios, several exchange-traded funds of iShares and the Institutional Money Market Fund. Each Master Portfolio may charge for its own direct expenses, in addition to bearing a pro-rata share of the expenses charged by the Underlying Funds in which it invests. The conversion to the new structure will not result in any increase in aggregate fee levels.

Underlying Funds

BGFA may add, eliminate or replace Underlying Funds at any time. Each Underlying Fund is described in greater detail below:

MIP Active Stock Master Portfolio seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with capitalizations similar to the range of capitalizations represented in the Standard & Poor's ("S&P") 500 Index. BGFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BGFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

MIP CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BGFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BGFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific security selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities.

iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. The stocks in the S&P 500 Index are selected according to the total market value of their outstanding shares. The Fund uses a replication strategy to try to track the S&P 500 Index.

iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a representative sampling strategy to try to track the S&P MidCap 400 Index.

iShares Russell MidCap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell MidCap Index. The Russell MidCap Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund uses a representative sampling strategy to try to track the Russell MidCap Index.

iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performances of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Fund uses a representative sampling strategy to try to track the Russell 2000 Index.

iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index"). The Cohen & Steers Index consists of selected real estate investment trusts ("REITs"). The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the index. The Fund uses a representative sampling strategy to try to track the Cohen & Steers Index.

iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses of the MSCI EAFE Index. The MSCI EAFE Index has been developed by Morgan Stanley Capital International, Inc. ("MSCI") as an equity benchmark for international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East. The Fund uses a representative sampling strategy to try to track the MSCI EAFE Index.

iShares MSCI Emerging Markets Index Fund seeks investment results that correspond to the price and yield performance before fees and expenses of the MSCI Emerging Markets Free Index (the "Index"). The Fund's investment objective may be changed without shareholder approval. The Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. As of March 2003, the Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. The Fund uses a representative sampling strategy to try to track the Index. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BGFA does not charge portfolio management fees on that portion of the Fund's assets invested in shares of other iShares Funds.

iShares Lehman U.S. Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total U.S. investment grade bond market as defined by the Lehman Brothers U.S. Aggregate Index (the "Lehman Brothers Index"). The Lehman Brothers Index provides a measure of the performance of the U.S. investment grade bond market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities and asset-backed securities that are publicly offered for sale in the U.S. The securities in the Lehman Brothers Index must have more than $150 million par amount outstanding and must have at least 1 year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, targeted investor notes, and state and local government series bonds are excluded from the Lehman Brothers Index. Also excluded from the Lehman Brothers Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Lehman Brothers Index is market capitalization weighted and the securities in the Lehman Brothers Index are updated on the last calendar day of each month. The Fund uses a representative sampling strategy to try to track the Lehman Brothers Index.

BGIF Institutional Money Market Fund seeks a high level of income consistent with liquidity and the preservation of capital. The Fund invests in high-quality, short-term money market instruments that include fixed rate, floating rate and variable rate debt securities. The Fund also may invest in high- quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as Fannie Mae and the Student Loan Marketing Association, U.S. and foreign bank obligations, corporate obligations, repurchase agreements, and asset-backed securities. Repurchase agreements obligate a person selling U.S. government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

Approval of Certain Investment Strategy Changes

The Board also approved certain changes to the investment strategies of the LifePath Portfolios. These changes are each described below:

- The elimination of the "tactical component" of the allocation model, which addresses short-term market conditions that affect the relative attractiveness of asset classes. Once these changes become effective, reallocations would be purely based on the time remaining until the target date (the date identified in the LifePath Portfolio's name, except the LifePath Retirement Portfolio, which has already reached its target date) rather than both the time remaining and current market conditions. The model will continue to evaluate the risk that investors, on average, may be willing to accept given their investment time horizons;

- The addition of two new active investment strategies-the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio-to the existing passive investment strategies that are part of the LifePath Portfolios' multi-strategy approach;

- A consolidation of some of the passive investment strategies into smaller number of strategies covering a comparable universe of investments; and

- A change in the composition of some of these investment strategies to permit the LifePath Portfolios to invest in a real estate iShares fund and an emerging markets iShares fund.

BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH RETIREMENT PORTFOLIO
LIFEPATH 2010 PORTFOLIO
LIFEPATH 2020 PORTFOLIO
LIFEPATH 2030 PORTFOLIO
LIFEPATH 2040 PORTFOLIO

Class I and Class R Shares

Supplement dated December 19, 2003 to the
Statement of Additional Information dated June 6, 2003

This supplement contains important information about matters approved by the Board of Trustees (the "Board") of Barclays Global Investors Funds ("BGIF") affecting the LifePath Portfolios. Each LifePath Portfolio is a feeder fund that invests in a corresponding separate mutual fund, called a LifePath Master Portfolio ("Master Portfolio"), advised by Barclays Global Fund Advisors ("BGFA"). The matters approved by the Board are:

- The conversion of the Master Portfolios to a fund-of-funds structure, whereby each Master Portfolio would invest in a combination of stock, bond and money market funds ("Underlying Funds") rather than directly in a portfolio of securities;

- The Underlying Funds would consist of two new actively managed master portfolios, several exchange-traded funds of iShares Trust and iShares, Inc. ("iShares") and the BGIF Institutional Money Market Fund ("Institutional Money Market Fund");

- Certain changes to the investment strategies of the LifePath Portfolios, including the elimination of the "tactical component" of the allocation model, which addresses short-term market conditions that affect the relative attractiveness of asset classes. Once these changes become effective, reallocations would be purely based on the time remaining until the target date (the date identified in the LifePath Portfolio's name, except the LifePath Retirement Portfolio, which has already reached its target date) rather than both the time remaining and current market conditions. The model will continue to evaluate the risk that investors, on average, may be willing to accept given their investment time horizons;

- The addition of two new active investment strategies-the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio-to the existing investment strategies that are part of the LifePath Portfolios' multi-strategy approach;

- A consolidation of some of the investment strategies into a smaller number of strategies covering a comparable universe of investments; and

- A change in the composition of some of these investment strategies to permit the LifePath Portfolios to invest in a real estate iShares fund and an emerging markets iShares fund.

In connection with these changes, the following sections in the statement of additional information have been modified to reflect the changes noted above:

- The "History of the Trust" section has been modified to reflect the Underlying Funds, which include the MIP Active Stock Master Portfolio, MIP CoreAlpha Bond Master Portfolio, iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares Russell 2000 Index Fund, iShares Russell MidCap Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets Index Fund, iShares Lehman U.S. Aggregate Bond Fund and the Institutional Money Market Fund. A description of each of these Underlying Funds is detailed in the supplement dated December 19, 2003 to the Class I and Class R prospectuses dated June 6, 2003.

- The "Description of the LifePath Portfolios and their Investments and Risks" section has been modified to reflect the change in the investment model utilized by BGFA, as described above. The section has also been modified to reflect the each Master Portfolio's investment in the Underlying Funds rather than directly in a portfolio of securities;

- The "Portfolio Securities" section has been modified to reflect the investment practices of the Underlying Funds, as reflected in their respective registration statements; and

- The "Determination of Net Asset Value" section has been modified to reflect the policies of the Underlying Funds, as reflected in their respective registration statements.

These changes are anticipated to become effective in the first quarter of 2004.